Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
HZO, Inc. and Subsidiaries
Inventories
Inventories
4.	Inventories

Inventories consisted of the following:

	As of	As of
	March 31,	December 31,
	2026	2025
Raw materials	$983,947	$1,090,884
Work in progress	20,267	57,308
Finished goods	1,375	1,354
	1,005,589	1,149,546
Less reserve for obsolescence	(223,041)	(218,229)
Total inventories	$782,548	$931,317

4.	Inventories

Inventories consisted of the following as of December 31:

	2025	2024
Raw materials	$1,090,884	$830,121
Work in progress	57,308	1,838
Finished goods	1,354	—

	1,149,546	831,959
Less reserve for obsolescence	(218,229)	(229,230)
Total inventories	$931,317	$602,729